Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 3,547	$ 3,027
Trade receivables, net	913	1,306
Other receivables, deposits and prepayments	1,180	1,154
Inventories	1,823	3,121
Financial instruments at fair value	144	391
Income tax recoverable		39
Total current assets	7,607	9,038
Investment in life insurance contract	140	136
Other receivables - non-current portion	265
Property, plant and equipment
Buildings	16,403	17,056
Construction-in-progress	821	427
Plant and machinery	9,862	9,847
Furniture, fixtures and equipment	1,323	1,325
Motor vehicles	685	572
Total property, plant and equipment	29,094	29,227
Less: accumulated depreciation and impairment	(17,377)	(16,743)
Property, plant and equipment, net	11,717	12,484
Intangible assets, net	3,292	4,119
Total assets	23,021	25,777
Current liabilities
Notes payable - secured	1,237	1,830
Bank overdrafts - secured	506	3,376
Accounts payable	2,501	4,791
Accrued charges and deposits	3,153	3,117
Income tax liabilities	317	7
Payable to affiliated parties	79	66
Financial instruments at fair value	160	84
Current portion of capital lease obligations	49	23
Loan from affiliated party - current portion	135	135
Total current liabilities	8,137	13,429
Financial instruments at fair value - non current portion		112
Capital lease obligations - non current portion	104	45
Loan from affiliated party - non current portion	202	336
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2015 and 2016 - 5,577,639, - outstanding shares: March 31, 2015: 5,246,903; March 31, 2016: 5,173,431	17	17
Additional paid-in capital	22,566	21,765
Treasury stock at cost: March 31, 2015: 330,736; March 31, 2016: 404,208.	(1,561)	(1,462)
Accumulated deficit	(8,828)	(11,699)
Accumulated other comprehensive income	2,384	3,234
Total stockholders' equity	14,578	11,855
Total liabilities and stockholders' equity	$ 23,021	$ 25,777